Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net Loss	$ (3,432,452)	$ (192,862)	$ (714,680)	$ (93,197)	$ 174,268
Other comprehensive expense
Foreign currency adjustments	96,515	(2,159)	18,435	(546)	857
Total comprehensive loss	$ (3,335,937)	$ (195,021)	$ (696,245)	$ (93,743)	$ 175,125